Severance Pay (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Accrued severance pay	$ 1,775	$ 1,517
Less - amounts funded (presented in "investment and other non-current assets'')	(1,725)	(1,439)
Unfunded balance	$ 50	$ 78